Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 123,073	$ 113,494
Goodwill	$ 293,153	$ 291,503
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	134,957,511	134,307,818
Common stock, shares outstanding (in shares)	87,193,362	89,680,847
Treasury stock, shares (in shares)	47,764,149	44,626,971